Armor US Equity Index ETF

SCHEDULE OF INVESTMENTS

February 28, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 99.8%
	COMMUNICATION SERVICES — 11.3%
5,379	Vanguard Communication Services ETF	$690,986
	CONSUMER DISCRETIONARY — 12.9%
2,792	Vanguard Consumer Discretionary ETF	791,588
	CONSUMER STAPLES — 6.1%
2,252	Vanguard Consumer Staples ETF	373,156
	ENERGY — 2.8%
2,567	Vanguard Energy ETF	171,091
	FINANCIALS — 11.3%
8,647	Vanguard Financials ETF	693,317
	HEALTH CARE — 13.3%
3,634	Vanguard Health Care ETF	816,269
	INDUSTRIALS — 8.5%
2,964	Vanguard Industrials ETF	522,464
	INFORMATION TECHNOLOGY — 28.4%
4,868	Vanguard Information Technology ETF	1,735,442
	MATERIALS — 2.7%
1,016	Vanguard Materials ETF	162,692
	REAL ESTATE — 2.5%
1,721	Vanguard Real Estate ETF	151,224
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,649,657)	6,108,229

	SHORT-TERM INVESTMENTS — 0.2%
11,995	Invesco Government & Agency Portfolio — Institutional Class, 0.03%#	11,995
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,995)	11,995
	TOTAL INVESTMENTS — 100.0%
	(Cost $5,661,652)	6,120,224
	Liabilities in Excess of Other Assets — (0.0)%	(2,392)
	TOTAL NET ASSETS — 100.0%	$6,117,832

#	The rate is the annualized seven-day yield at period end.